ACQUISITION OF WILSON-DAVIS - Identified excess of the purchase price over the fair value of the net assets acquired recorded as goodwill (Details) - USD ($)	Feb. 07, 2024	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
ACQUISITION OF WILSON-DAVIS
Excess of purchase price		$ 20,503,940	$ 20,859,735	$ 22,019,881
Goodwill		$ 6,142,525	$ 6,142,525	$ 7,706,725
WILSON-DAVIS
ACQUISITION OF WILSON-DAVIS
Customer Lists	$ 14,625,000
Excess of purchase price	20,767,525
Goodwill	$ 6,142,525
Estimated Useful Life (Years)	12 years